Business Combinations (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended	3 Months Ended
	Feb. 23, 2026	Aug. 05, 2025	Mar. 31, 2026	Mar. 03, 2026	Mar. 31, 2026	Mar. 04, 2026
Business Combinations [Line Items]
Outstanding equity interests shares		1,676,830
Percentage of opco common units		94.30%
Subject to forfeiture shares					1,127,963
Percentage of vest increments					50.00%
Number of trading days					20 days
Number of consecutive trading day					30 days
Lock-up periods shares					1,851,161
Incurred expenses (in Dollars)			$ 200	$ 7,000
Transaction costs (in Dollars)				18,100
Deferred underwriting costs (in Dollars)				2,700
Deferred legal fees (in Dollars)				$ 700
Price per share (in Dollars per share)				$ 11.05
Common units			1,000,658		1,000,658
PIPE Financing [Member]
Business Combinations [Line Items]
Business combination shares issue		8,750,000
Purchase price (in Dollars per share)		$ 10
Preferred Investor Warrant [Member]
Business Combinations [Line Items]
Business combination cash purchase price (in Dollars)		$ 123,800
PIH unitholders [Member]
Business Combinations [Line Items]
Cash transferred (in Dollars)					$ 300
Presidio Investment Holdings LLC [Member]
Business Combinations [Line Items]
Cash transferred (in Dollars)					$ 165,028
Forfeiture Agreement [Member]
Business Combinations [Line Items]
Subject to forfeiture shares					217,391
Minimum [Member]
Business Combinations [Line Items]
Number of trading days					20 years
Maximum [Member]
Business Combinations [Line Items]
Number of trading days					30 years
Class A Common Stock [Member]
Business Combinations [Line Items]
Business combination cash purchase price (in Dollars)	$ 25,000
Convertible shares	100
Common Stock per shares (in Dollars per share)						$ 11.05
Paid fees (in Dollars)				$ 5,200
Common units			676,172		676,172
Fair value of common stock						3,422,260
Class A Common Stock [Member] | Warrant [Member]
Business Combinations [Line Items]
Warrant purchase shares		937,500
Exercise price (in Dollars per share)		$ 0.01
Class A Common Stock [Member] | PIPE Financing [Member]
Business Combinations [Line Items]
Shares issued					217,300
Class A Common Stock [Member] | PIPE Investor [Member]
Business Combinations [Line Items]
Business combination shares issue		8,750,000
Class A Common Stock [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Business Combinations [Line Items]
Additional shares					3,551,594
Class A Common Stock [Member] | Presidio Investment Holdings LLC [Member]
Business Combinations [Line Items]
Additional shares					1,717,391
Cash transferred (in Dollars)					$ 18,977
Class A Common Stock [Member] | Minimum [Member]
Business Combinations [Line Items]
Common Stock per shares (in Dollars per share)			$ 12.5		$ 12.5
Class A Common Stock [Member] | Maximum [Member]
Business Combinations [Line Items]
Common Stock per shares (in Dollars per share)			15		$ 15
Series A Preferred Stock [Member] | Private Placement [Member]
Business Combinations [Line Items]
Preferred shares issued		125,000
Series B Preferred Stock [Member] | Private Placement [Member]
Business Combinations [Line Items]
Preferred shares issued	27,173
Class B Ordinary Shares [Member]
Business Combinations [Line Items]
Number of trading days					20 days
Number of consecutive trading day					30 days
Common Stock per shares (in Dollars per share)			0.0001		$ 0.0001
Dividend reinvestment					3,702,323
Class B Ordinary Shares [Member] | PIH Rollover Holders [Member]
Business Combinations [Line Items]
Subject to forfeiture shares					565,217
Shares issued					565,217
Class B Ordinary Shares [Member] | Business Combination, Series of Individually Immaterial Business Combinations [Member]
Business Combinations [Line Items]
Subject to forfeiture shares					562,746
Shares issued					562,746
Class B Ordinary Shares [Member] | Sponsor Letter Agreement [Member]
Business Combinations [Line Items]
Subject to forfeiture shares					1,851,161
Class B Ordinary Shares [Member] | Transfer Agreement [Member]
Business Combinations [Line Items]
Subject to forfeiture shares					1,127,963
Class B Ordinary Shares [Member] | Sponsor [Member]
Business Combinations [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001		$ 0.0001
Series A Redeemable Preferred Stock [Member]
Business Combinations [Line Items]
Paid fees (in Dollars)				4,100
Paid original issue discounts (in Dollars)				1,300
Series B Convertible Redeemable Preferred Stock [Member]
Business Combinations [Line Items]
Paid fees (in Dollars)				300
Paid original issue discounts (in Dollars)				$ 2,200